ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares	Jun. 30, 2016	Feb. 08, 2016	Sep. 30, 2015
Common stock, issued	209,352,897		166,273,921
Share Exchange Agreement [Member]
Percentage of common shares issued and outstanding		79.70%
Share Exchange Agreement [Member] | American BriVision (Holding) Corporation [Member]
Common stock, issued		52,936,583
Percentage of common shares issued and outstanding		100.00%
Share Exchange Agreement [Member] | Euro-Asia Investment & Finance Corp. Limited [Member]
Common stock, issued		51,945,225
Share Exchange Agreement [Member] | American BriVision Corporation [Member]
Common stock, issued		52,336,000